Condensed Statements of Operations - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
General and administrative expenses	$ 2,075,298	$ 162,637	$ 10,060	$ 5,079,232
Franchise tax expenses	50,000	49,813	905	199,813
Loss from operations	(2,125,298)	(212,450)	(10,965)	(5,279,045)
Other income:
Change in value of investments held in Trust Account	3,089,394	(226,760)	0	4,442,480
Total other income (expense)	3,089,394	(226,760)	0	4,442,480
Income (Loss) before income tax expense	964,096	(439,210)	(10,965)	(836,566)
Income tax expense	638,273	0	0	890,770
Net income (loss)	325,823	(439,210)	(10,965)	(1,727,335)
Common Class A [Member]
Other income:
Net income (loss)	$ 740,883	$ 11,119,824	$ 0	$ 5,378,393
Weighted average shares outstanding, Basic	31,625,000	10,893,056	0	26,513,014
Basic net income (loss) per share	$ 0.02	$ 1.02	$ 0	$ 0.2
Weighted average shares outstanding, Diluted	31,625,000	10,893,056	0	26,513,014
Diluted net income (loss) per share	$ 0.02	$ 1.02	$ 0	$ 0.2
Common Class B [Member]
Other income:
Net income (loss)	$ (415,060)	$ (11,559,034)	$ (10,965)	$ (7,105,728)
Weighted average shares outstanding, Basic	7,906,250	7,906,250	7,906,250	7,906,250
Basic net income (loss) per share	$ (0.05)	$ (1.46)	$ 0	$ (0.9)
Weighted average shares outstanding, Diluted	7,906,250	7,906,250	7,906,250	7,906,250
Diluted net income (loss) per share	$ (0.05)	$ (1.46)	$ 0	$ (0.9)